Schedule of Other Expense, Net (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 22, 2023	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Recognition of Cizzle deferred revenue upon option exercise		$ 1,480
Recognition of Vela deferred revenue upon option exercise		2,774
Change in fair value of Cizzle option		1,280
Change in fair value of Vela option		970
Change in fair value of warrant liability	$ 200	81
Interest Income		15
Other		115
Unrealized foreign currency transaction gain		39
Total other income:		6,754
Loss on issuance of Cizzle option			1,300
Loss on issuance of Vela option		987
Change in fair value of convertible notes payable		426	265
Loss on the sale of equity securities			129
Placement fees on sale of investment in equity securities			33
Interest expense		211
Realized foreign currency transaction loss		403
Total other expense		2,027	1,727
Total other (expense) income, net		$ 4,727	$ (1,727)